Commitments - Capital Commitments Outstanding not Provided for in Financial Statements (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about capital commitment [line items]
Capital commitments	¥ 86,831	¥ 103,546
Aircraft and flight equipment [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	71,224	82,199
Acquisition interest in joint venture [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	322	26
Joint ventures [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	0	14
Authorised but not contracted for	31	21
Investments accounted for using equity method [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	554	40
Capital commitments	585	61
Other property, plant and equipment [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	4,571	7,224
Authorised but not contracted for	10,451	14,062
Capital commitments	15,022	21,286
Acquisition interest in subsidiary [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	¥ 232	¥ 0